Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax	$ 23,279,811	$ 778,328	$ 31,937,678	$ 31,020,663
Adjustments for:
Depreciation expense	46,890,235	1,567,711	40,286,453	28,747,518
Amortization expense	3,576,606	119,579	2,402,450	457,666
Net loss (gain) on fair value change of financial assets and liabilities at fair value through profit or loss	(1,646,822)	(55,059)	(1,989,490)	2,783,902
Finance costs	4,203,395	140,535	3,568,241	1,799,494
Interest income	(549,681)	(18,378)	(466,211)	(306,871)
Dividend income	(185,061)	(6,187)	(190,397)	(59,039)
Compensation cost of employee share options	871,699	29,144	215,648	438,765
Share of loss (profit) of associates and joint ventures	(182,275)	(6,094)	480,244	(525,782)
Loss (gain) on disposal of property, plant and equipment	164,467	5,499	56,902	(348,070)
Impairment loss recognized on financial assets	400,201	13,380	675,624	77,101
Reversal of impairment loss recognized on financial assets	(35,727)	(1,194)	(100,000)	0
Impairment loss recognized on non- financial assets	653,140	21,837	1,113,998	1,113,499
Gain on disposal of subsidiaries			0	(5,589,457)
Gain on remeasurement of investments accounted for using the equity method	(319,712)	(10,689)	(7,421,408)	0
Net loss (gain) on foreign currency exchange	(1,498,107)	(50,087)	1,360,380	(2,356,480)
Others	(117,504)	(3,929)	1,142,735	1,172,005
Financial assets held for trading				(226,049)
Financial assets mandatorily at fair value through profit or loss	6,102,421	204,026	345,540
Contract assets	(1,408,816)	(47,102)	(508,166)
Trade receivables	995,839	33,295	(9,313,539)	(4,066,374)
Other receivables	(10,755)	(360)	443,517	(330,491)
Inventories	1,407,099	47,044	(9,249,714)	(2,907,848)
Other current assets	(1,206,456)	(40,336)	(385,172)	(781,477)
Financial liabilities held for trading	(1,053,535)	(35,224)	(2,039,771)	(3,874,662)
Trade payables	(1,024,250)	(34,244)	6,989,198	4,753,270
Other payables	1,515,776	50,678	1,016,338	685,398
Other current liabilities	781,885	26,141	228,190	211,145
Other operating activities items	267,965	8,959	(281,736)	27,538
Cash generated from operations	81,871,838	2,737,273	60,317,532	51,915,364
Interest received	549,846	18,383	523,679	236,746
Dividend received	518,115	17,322	297,882	1,929,218
Interest paid	(4,015,673)	(134,259)	(3,239,159)	(1,666,759)
Income tax paid	(6,620,876)	(221,360)	(6,825,243)	(4,983,769)
Net cash generated from operating activities	72,303,250	2,417,359	51,074,691	47,430,800
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of financial assets at fair value through other comprehensive income	(409,985)	(13,707)	(105,000)
Proceeds on sale of financial assets at fair value through other comprehensive income			94,217
Return of capital from financial assets at fair value through other comprehensive income	12,664	424	116,278
Purchase of financial assets designated as at fair value through profit or loss				(61,308,095)
Proceeds on sale of financial assets designated as at fair value through profit or loss				61,601,865
Purchase of available-for-sale financial assets				(902,648)
Proceeds on sale of available-for-sale financial assets				1,121,517
Cash received from return of capital by available-for-sale financial assets				16,175
Purchase of financial assets at fair value through profit or loss	(26,852)	(898)
Acquisition of associates and joint ventures	(2,107,844)	(70,473)	(451,563)
Net cash outflow on acquisition of subsidiaries	(81,646)	(2,730)	(95,241,855)
Cash received from return of capital by investee accounted for using the equity method			262,941
Net cash inflow from disposal of subsidiaries				7,020,883
Payments for property, plant and equipment	(56,810,153)	(1,899,370)	(41,386,443)	(24,699,240)
Proceeds from disposal of property, plant and equipment	448,939	15,010	1,127,644	1,488,210
Payments for intangible assets	(1,411,068)	(47,177)	(577,765)	(337,984)
Proceeds from disposal of intangible assets	6,929	232		34,690
Payments for right-of-use assets	(288,052)	(9,631)
Payments for investment properties	(2,532)	(85)	(125,764)	(186,522)
Proceeds from disposal of investment properties	5
Increase in other financial assets	(2,275,354)	(76,073)	(10,977,004)	(137,314)
Decrease in other financial assets	8,561,929	286,256	17,185,531	373,541
Increase in other non-current assets	(216,158)	(7,227)	(2,081,459)	(186,152)
Decrease in other non-current assets	20,032	670	110,687	14,832
Proceeds from financial liabilities for hedging			2,507,233
Other investing activities items	89	3
Net cash used in investing activities	(54,579,057)	(1,824,776)	(129,542,322)	(16,086,242)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from (repayment of) short-term borrowings	(4,683,142)	(156,574)	22,327,813	(2,038,993)
Proceeds from bonds offering	19,279,033	644,568		8,000,000
Repayment of bonds payable			(6,185,600)	(9,123,972)
Proceeds from long-term borrowings	165,757,252	5,541,867	199,743,582	35,394,158
Repayment of long-term borrowings	(164,612,521)	(5,503,595)	(114,232,623)	(51,867,539)
Repayment of the principle portion of lease liabilities	(636,556)	(21,282)
Dividends paid	(10,623,030)	(355,166)	(10,613,626)	(11,214,221)
Proceeds from issue of ordinary shares				10,290,000
Proceeds from exercise of employee share options	1,149,227	38,423	1,269,680	1,439,819
Payments for buy-back of ordinary shares			(71,302)
Proceeds from disposal of interests in subsidiaries			2,807,568
Decrease in non-controlling interests	(12,117,251)	(405,124)	(11,820,227)	(246,440)
Other financing activities items	(11,820)	(395)	(113,859)	43,761
Net cash generated from (used in) financing activities	(6,498,808)	(217,278)	83,111,406	(19,323,427)
EFFECTS OF EXCHANGE RATE CHANGES ON THE BALANCE OF CASH AND CASH EQUIVALENTS HELD IN FOREIGN CURRENCY	(2,612,946)	(87,360)	796,595	(4,335,589)
NET INCREASE IN CASH AND CASH EQUIVALENTS	8,612,439	287,945	5,440,370	7,685,542
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	51,518,436	1,722,449	46,078,066	38,392,524
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 60,130,875	$ 2,010,394	$ 51,518,436	$ 46,078,066